Other expenses (income) (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of other operating income (expense) [Abstract]
Other operating income (expense)

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Care and maintenance (1)	13	—	—
Government fiscal claims, cost of old tailings operations and other expenses	4	10	20
Pension and medical defined benefit provisions	3	3	8
Royalty received	(2)	(1)	(2)
Royalty receivables impaired	—	—	4
Retrenchment and related costs	1	—	—
Legal fees and project costs	—	3	9
Refund from insurance claim	—	(5)	(5)
Other indirect taxes	7	18	23
	26	28	57

(1) Obuasi mine was placed in care and maintenance following a fall of ground incident on 18 May 2021.